Cover	May 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 03, 2022
Entity File Number	000-25927
Entity Registrant Name	MACATAWA BANK CORPORATION
Entity Central Index Key	0001053584
Entity Tax Identification Number	38-3391345
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	10753 Macatawa Drive
Entity Address, City or Town	Holland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49424
City Area Code	616
Local Phone Number	820-1444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	MCBC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false